Commitments and Contingencies (Details) - PPP Loan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Apr. 25, 2022	May 04, 2020	Apr. 25, 2020
Commitments and Contingencies (Details) [Line Items]
Debt Instrument, Face Amount			$ 460,400	$ 460,000	$ 460,000
Notes Payable	$ 460,406	$ 470,375
Debt Instrument, Decrease, Forgiveness	$ 25,000
Debt Instrument, Term	60 months